Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net loss	$ (132,036)	$ (155,555)
Unrealized loss on translation of assets and liabilities of operations denominated in foreign currency	(146,545)	(76,608)
Foreign exchange gain on net investment hedge with U.S. denominated debt, net of tax	121,699	66,963
Comprehensive loss	$ (156,882)	$ (165,200)